SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2015
Computers and peripheral equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	33.00%
Computers and peripheral equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	7.00%
Motor vehicles [Member]
Property Plant Equipment Annual Depreciation Rate	15.00%
Buildings [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	4.00%
Buildings [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	2.00%
Leasehold Improvements [Member]
Property Plant Equipment Annual Depreciation Rate	Over the shorter of the lease term (including option terms that are deemed to be reasonably assured) or useful economic life
Office furniture and equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	20.00%
Office furniture and equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	6.00%